Other Non-Current Assets (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of other non-current assets [text block] [Abstract]
Purchase amount	$ 278	€ 258
Company term			2 years
Impairment charge			$ 278